Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Borrowings [Abstract]
Schedule of Long-Term Borrowings	Long-term borrowings consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Long-term borrowing, current	4,502	—
Long-term borrowings, non-current	388	—
Total	4,890	—